SUBSEQUENT EVENTS - Second Addendum Term of Commitment- Elerosul (Details) - Second Addendum Term of Commitment, Eletrosul - Brasil Energia R$ in Millions	Apr. 17, 2019 BRL (R$) installment
SUBSEQUENT EVENTS
Value of the business | R$	R$ 111.2
Percentage of goodwill in the business value	42.06%
Number of installments to receive the value of the business | installment	4